CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows
Principal amount of convertible senior debentures	$ 0.3	$ 12.0	$ 136.0
Debt conversion instrument shares issued converted	9	2,000	3,000